Financial instruments - Summary of Provision Matrix (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Expected credit loss provision
Financial instruments
Financial assets	$ 496	$ 1,369
Trade receivables | Gross carrying amount
Financial instruments
Financial assets	11,127	17,394
Trade receivables | Expected credit loss provision
Financial instruments
Financial assets	$ 496	$ 1,369	$ 1,566
0-30 days
Financial instruments
Default rates	0.49%	0.59%
0-30 days | Expected credit loss provision
Financial instruments
Financial assets	$ 46	$ 72
0-30 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 9,294	$ 12,229
31-90 days
Financial instruments
Default rates	8.13%	7.28%
31-90 days | Expected credit loss provision
Financial instruments
Financial assets	$ 66	$ 218
31-90 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 812	$ 2,995
Greater than 90 days
Financial instruments
Default rates	37.61%	49.72%
Greater than 90 days | Expected credit loss provision
Financial instruments
Financial assets	$ 384	$ 1,079
Greater than 90 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 1,021	$ 2,170